Segment Reporting	12 Months Ended
Jan. 31, 2020
Segment Reporting
Segment Reporting

14. SEGMENT REPORTING

The Company is organized on a geographic basis. The Company’s reportable segments which are also its operating segments, are comprised of the Southwest (the Permian Basin and the Eagle Ford), the Rocky Mountains (the Bakken, Williston, DJ, Uinta, Powder River, Piceance and Niobrara basins) and the Northeast/Mid-Con (the Marcellus and Utica as well as the Mid‑Continent STACK and SCOOP and Haynesville). The segments regularly report their results of operations and make requests for capital expenditures and acquisition funding to the Company’s chief operational decision‑making group (“CODM”). This group is comprised of the Chairman and Chief Executive Officer and the Senior Vice President and Chief Financial Officer. As a result, the CODM has determined the Company has three reportable segments.

The following table presents revenues and other financial information by reportable segment:

	Year Ended January 31, 2020
	Southwest	Rocky Mountains	Northeast/Mid-Con	Total
Revenues	$177.9	$216.4	$149.7	$544.0
Operating (loss) earnings(1)(2)	(54.3)	10.1	(31.5)	(75.7)
Total assets(1)	203.6	233.5	186.3	623.4
Goodwill	—	28.3	—	28.3
Capital expenditures(1)	19.5	24.2	27.1	70.8
Depreciation and amortization	21.0	21.0	22.1	64.1

	Year Ended January 31, 2019
	Southwest	Rocky Mountains	Northeast/Mid-Con	Total
Revenues	$186.2	$179.7	$129.4	$495.3
Operating earnings(1)(3)	3.2	5.5	13.4	22.1
Total assets(1)	319.9	208.0	144.9	672.8
Goodwill	22.1	13.2	7.9	43.2
Capital expenditures(1)	55.0	17.2	11.8	84.0
Depreciation and amortization	12.5	15.4	13.6	41.5

	Year Ended January 31, 2018
	Southwest	Rocky Mountains	Northeast/Mid-Con	Total
Revenues	$109.5	$127.0	$84.0	$320.5
Operating loss(1)(4)	(12.8)	(0.8)	(10.4)	(24.0)
Total assets(1)	68.8	124.9	80.1	273.8
Capital expenditures(1)	12.9	25.3	11.2	49.4
Depreciation and amortization	10.1	12.1	11.3	33.5

(1)

Administrative-level assets, capital expenditures and depreciation and amortization have been allocated to the above segments based on each segment’s pro rata share of the respective consolidated financial statement line item. Operating expenses have been allocated to the above segments based on each segment’s pro rata share of revenues.

(2)

For the year ended January 31, 2020, operating (loss) earnings includes a goodwill impairment charge of $47.0, of which $22.4 was attributable to the Southwest segment and $24.6 was attributable to the Northeast/Mid-Con segment.

(3)

For the year ended January 31, 2019, cost of sales and SG&A expense include $0.4 and $30.2, respectively, of costs primarily associated with the completion of the merger of the Aerospace Solutions business of KLX Inc. with The Boeing Company, the Spin-Off of the energy services business into an independent public company, including $10.7 of non-cash compensation expense related to the acceleration of unvested shares held by the Company’s employees, the amendment of the $100.0 asset based lending facility due to the issuance of $250.0 of Notes and the acquisition of Motley.

(4)

For the year ended January 31, 2018, cost of sales and SG&A expense include $0.3 and $3.3, respectively, of costs primarily associated with KLX’s strategic alternatives review and also a restructuring of the Eagle Ford region, which was the Company’s only unprofitable region.

The following table presents revenues by service offering by reportable segment:

	Year Ended January 31, 2020
		Rocky	Northeast
	Southwest	Mountains	/Mid-Con	Total
Completion revenues	$122.9	$122.4	$70.6	$315.9
Intervention revenues	34.3	45.8	45.9	126.0
Production revenues	20.7	48.2	33.2	102.1
Total revenues	$177.9	$216.4	$149.7	$544.0

	Year Ended January 31, 2019
		Rocky	Northeast
	Southwest	Mountains	/Mid-Con	Total
Completion revenues	$117.6	$91.6	$64.7	$273.9
Intervention revenues	42.3	42.1	31.3	115.7
Production revenues	26.3	46.0	33.4	105.7
Total revenues	$186.2	$179.7	$129.4	$495.3

	Year Ended January 31, 2018
		Rocky	Northeast
	Southwest	Mountains	/Mid-Con	Total
Completion revenues	$62.8	$52.2	$39.6	$154.6
Intervention revenues	30.9	42.0	22.7	95.6
Production revenues	15.8	32.8	21.7	70.3
Total revenues	$109.5	$127.0	$84.0	$320.5